--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY
 SERIES
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-14
    Statement of Assets and Liabilities.....................       15
    Statement of Operations.................................       16
    Statements of Changes in Net Assets.....................       17
    Financial Highlights....................................       18
    Notes to Financial Statements...........................    19-21
    Report of Independent Certified Public Accountants......       22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

        U.S. LARGE COMPANY
        INSTITUTIONAL INDEX  S&P 500
             PORTFOLIO        INDEX
              $10,000        $10,000
Oct 99              $10,639  $10,633
Nov 99              $10,849  $10,849
Dec 99              $11,493  $11,488
Jan 00              $10,913  $10,911
Feb 00              $10,713  $10,705
Mar 00              $11,753  $11,752
Apr 00              $11,392  $11,398
May 00              $11,162  $11,164
Jun 00              $11,413  $11,439
Jul 00              $11,252  $11,261
Aug 00              $11,956  $11,960
Sep 00              $11,321  $11,328
Oct 00              $11,271  $11,281
Nov 00              $10,385  $10,392

         ANNUALIZED                                     FROM
         TOTAL RETURN (%)            ONE YEAR       OCTOBER 1999
         -------------------------------------------------------
                                      -4.27             3.29

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERRING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company
  (Cost $179,523) ++ at Value...............................  $   174,087
Receivables:
  Due From Advisor..........................................           21
  Fund Shares Sold..........................................          151
Prepaid Expenses and Other Assets...........................            8
                                                              -----------
    Total Assets............................................      174,267
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................          151
Accrued Expenses and Other Liabilities......................           38
                                                              -----------
    Total Liabilities.......................................          189
                                                              -----------

NET ASSETS..................................................  $   174,078
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   16,881,550
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.31
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   181,854
Undistributed Net Investment Income.........................          449
Accumulated Net Realized Loss on Investment Securities......       (2,309)
Accumulated Net Realized Loss on Futures....................         (433)
Unrealized Depreciation of Investment Securities............       (5,436)
Unrealized Depreciation of Futures..........................          (47)
                                                              -----------
    Total Net Assets........................................  $   174,078
                                                              ===========

--------------

++ The cost for federal income tax purposes is $175,200.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income Received from The DFA Investment
     Trust Company..........................................         $  1,809
                                                                     --------

EXPENSES
    Administrative Services.................................               81
    Accounting & Transfer Agent Fees........................               50
    Legal Fees..............................................                7
    Audit Fees..............................................                4
    Filing Fees.............................................               31
    Shareholders' Reports...................................               11
    Directors' Fees and Expenses............................                2
    Other...................................................                1
                                                                     --------
        Total Expenses......................................              187
        Less: Expenses Waived or Reimbursed.................             (116)
                                                                     --------
        Net Expenses........................................               71
                                                                     --------
NET INVESTMENT INCOME.......................................            1,738
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Net Realized Loss on Investment Securities Sold.........           (2,244)
    Net Realized Loss on Futures............................             (433)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (10,340)
    Change in Unrealized Appreciation (Depreciation) of
     Futures................................................              (47)
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES.......................          (13,064)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(11,326)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR          SEPT. 23
                                                                       ENDED            TO
                                                                     NOV. 30,        NOV. 30,
                                                                       2000            1999
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $  1,738         $    97
    Net Realized Loss on Investment Securities Sold.........           (2,244)            (65)
    Net Realized Loss on Futures............................             (433)             --
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................          (10,340)          4,904
    Change in Unrealized Appreciation (Depreciation) of
      Futures...............................................              (47)             --
                                                                     --------         -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................          (11,326)          4,936
                                                                     --------         -------

Distributions From:
    Net Investment Income...................................           (1,386)             --
    Net Realized Gains......................................               --              --
                                                                     --------         -------
        Total Distributions.................................           (1,386)             --
                                                                     --------         -------
Capital Share Transactions (1):
    Shares Issued...........................................          145,632          51,116
    Shares Issued in Lieu of Cash Distributions.............            1,386              --
    Shares Redeemed.........................................          (16,115)           (165)
                                                                     --------         -------
        Net Increase from Capital Share Transactions........          130,903          50,951
                                                                     --------         -------
        Total Increase......................................          118,191          55,887
NET ASSETS
    Beginning of Period.....................................           55,887              --
                                                                     --------         -------
    End of Period...........................................         $174,078         $55,887
                                                                     ========         =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................           13,050           5,158
    Shares Issued in Lieu of Cash Distributions.............              123              --
    Shares Redeemed.........................................           (1,433)            (16)
                                                                     --------         -------
                                                                       11,740           5,142
                                                                     ========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR       SEPT. 23
                                       ENDED         TO
                                     NOV. 30,     NOV. 30,
                                       2000         1999
                                     ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.87     $  10.00
                                     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.11         0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.57)        0.85
                                     --------     --------
  Total from Investment
    Operations.....................     (0.46)        0.87
                                     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.10)          --
  Net Realized Gains...............        --           --
                                     --------     --------
  Total Distributions..............     (0.10)          --
                                     --------     --------
Net Asset Value, End of Period.....  $  10.31     $  10.87
                                     ========     ========
Total Return.......................     (4.28)%       8.70%#

Net Assets, End of Period
  (thousands)......................  $174,078     $ 55,887
Ratio of Expenses to Average Net
  Assets (1) ......................      0.10%        0.10%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......      0.17%        0.35%*
Ratio of Net Investment Income to
  Average Net Assets...............      1.07%        1.20%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.00%        0.95%*
Portfolio Turnover Rate............       N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         8%           4%(a)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)  For the year ended November 30, 1999

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series" or "Master Fund"), a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of 36 consecutive months. At November 30, 2000, approximately $116,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................        --
    Gross Unrealized Depreciation...........................   $(1,113)
                                                               -------
      Net...................................................   $(1,113)
                                                               =======

    At November 30, 2000, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,667,000 of which $61,000 and $1,616,000 will expire on November 30, 2007 and November 30, 2008 respectively.

E. LINE OF CREDIT

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF

DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 23, 1999 (commencement of operations) through November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          U.S. LARGE    S&P 500
        COMPANY SERIES   INDEX
           $10,000      $10,000
Mar 93         $10,212  $10,215
Apr 93          $9,959   $9,965
May 93         $10,222  $10,234
Jun 93         $10,243  $10,268
Jul 93         $10,202  $10,219
Aug 93         $10,580  $10,609
Sep 93         $10,509  $10,530
Oct 93         $10,724  $10,744
Nov 93         $10,621  $10,643
Dec 93         $10,756  $10,774
Jan 94         $11,109  $11,135
Feb 94         $10,808  $10,834
Mar 94         $10,350  $10,363
Apr 94         $10,485  $10,498
May 94         $10,652  $10,669
Jun 94         $10,401  $10,405
Jul 94         $10,736  $10,750
Aug 94         $11,177  $11,187
Sep 94         $10,913  $10,917
Oct 94         $11,155  $11,167
Nov 94         $10,759  $10,758
Dec 94         $10,918  $10,915
Jan 95         $11,197  $11,198
Feb 95         $11,636  $11,633
Mar 95         $11,978  $11,977
Apr 95         $12,322  $12,326
May 95         $12,816  $12,813
Jun 95         $13,118  $13,114
Jul 95         $13,551  $13,550
Aug 95         $13,584  $13,587
Sep 95         $14,158  $14,156
Oct 95         $14,104  $14,107
Nov 95         $14,714  $14,728
Dec 95         $14,996  $15,000
Jan 96         $15,512  $15,516
Feb 96         $15,644  $15,665
Mar 96         $15,797  $15,815
Apr 96         $16,028  $16,048
May 96         $16,420  $16,462
Jun 96         $16,488  $16,529
Jul 96         $15,767  $15,794
Aug 96         $16,089  $16,129
Sep 96         $16,988  $17,035
Oct 96         $17,454  $17,502
Nov 96         $18,775  $18,830
Dec 96         $18,398  $18,461
Jan 97         $19,551  $19,608
Feb 97         $19,696  $19,766
Mar 97         $18,886  $18,944
Apr 97         $20,006  $20,075
May 97         $21,227  $21,308
Jun 97         $22,169  $22,258
Jul 97         $23,934  $24,025
Aug 97         $22,603  $22,689
Sep 97         $23,835  $23,933
Oct 97         $23,046  $23,133
Nov 97         $24,099  $24,205
Dec 97         $24,509  $24,621
Jan 98         $24,786  $24,894
Feb 98         $26,573  $26,689
Mar 98         $27,925  $28,056
Apr 98         $28,202  $28,339
May 98         $27,714  $27,851
Jun 98         $28,845  $28,982
Jul 98         $28,533  $28,675
Aug 98         $24,427  $24,529
Sep 98         $25,981  $26,101
Oct 98         $28,067  $28,223
Nov 98         $29,788  $29,933
Dec 98         $31,551  $31,657
Jan 99         $32,838  $32,981
Feb 99         $31,807  $31,955
Mar 99         $33,083  $33,233
Apr 99         $34,347  $34,519
May 99         $33,536  $33,705
Jun 99         $35,387  $35,575
Jul 99         $34,290  $34,465
Aug 99         $34,112  $34,293
Sep 99         $33,181  $33,353
Oct 99         $35,288  $35,465
Nov 99         $35,997  $36,185
Dec 99         $38,139  $38,316
Jan 00         $36,220  $36,392
Feb 00         $35,543  $35,705
Mar 00         $39,005  $39,196
Apr 00         $37,807  $38,017
May 00         $37,032  $37,237
Jun 00         $37,888  $38,153
Jul 00         $37,354  $37,558
Aug 00         $39,673  $39,890
Sep 00         $37,574  $37,784
Oct 00         $37,409  $37,626
Nov 00         $34,469  $34,661

         ANNUALIZED                                                     FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       MARCH 1994
         ----------------------------------------------------------------------
                                      -4.24           18.56            17.31

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPERTIES AS THEY ARE REPRESENTED IN THE INDEX.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF THE S&P 500 INDEX.

Past performance is not predictive of future performance.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.1%)
 Abbott Laboratories...................................      415,200   $   22,861,950
 *Adaptec, Inc.........................................       26,500          290,672
 *ADC Telecommunications, Inc..........................      206,800        4,181,237
 Adobe Systems, Inc....................................       64,400        4,079,337
 *Advanced Micro Devices, Inc..........................       83,600        1,274,900
 *AES Corp.............................................      122,300        6,344,312
 Aetna, Inc............................................       38,000        2,557,875
 AFLAC, Inc............................................       71,200        5,010,700
 *Agilent Technologies, Inc............................      121,223        6,326,325
 Air Products & Chemicals, Inc.........................       61,300        2,111,019
 Alberto-Culver Co. Class B............................       15,000          549,375
 Albertson's Inc.......................................      113,400        2,898,787
 Alcan Aluminum, Ltd...................................       89,500        2,718,562
 Alcoa, Inc............................................      232,000        6,539,500
 Allegheny Teledyne, Inc...............................       21,750          432,281
 Allergan, Inc.........................................       35,300        3,276,281
 *Allied Waste Industries, Inc.........................       52,800          650,100
 Allstate Corp.........................................      196,800        7,527,600
 Alltel Corp...........................................       84,800        5,194,000
 *Altera Corp..........................................      106,800        2,559,862
 *Alza Corp............................................       62,400        2,769,000
 Amerada Hess Corp.....................................       24,100        1,476,125
 Ameren Corp...........................................       36,700        1,628,562
 *America Online, Inc..................................      618,900       25,133,529
 American Electric Power Co., Inc......................       86,160        3,963,360
 American Express Co...................................      356,700       19,596,206
 American General Corp.................................       67,600        5,065,775
 American Greetings Corp. Class A......................       17,300          158,944
 American Home Products Corp...........................      349,100       20,989,637
 American International Group, Inc.....................      620,000       60,101,250
 *American Power Conversion Corp.......................       52,200          618,244
 *Amgen, Inc...........................................      275,700       17,541,412
 *AMR Corp.............................................       40,100        1,340,844
 AmSouth Bancorporation................................      101,000        1,502,375
 Anadarko Petroleum Corp...............................       65,176        3,877,972
 *Analog Devices, Inc..................................       95,300        4,729,262
 *Andrew Corp..........................................       21,700          395,347
 Anheuser-Busch Companies, Inc.........................      242,800       11,517,825
 AON Corp..............................................       68,300        2,121,569
 Apache Corp...........................................       32,600        1,703,350
 *Apple Computer, Inc..................................       87,300        1,443,178
 Applera Corporation - Applied Biosystems Group........       55,900        4,618,737
 *Applied Materials, Inc...............................      217,300        8,793,859
 Archer-Daniels Midland Co.............................      169,315        2,158,766
 Ashland, Inc..........................................       18,700          586,712
 Associates First Capital Corp. Class A................      195,200        6,893,000
 AT & T Corp...........................................    1,006,315       19,748,932
 Autodesk, Inc.........................................       15,400          398,475
 Automatic Data Processing, Inc........................      168,000       11,088,000
 *Autozone, Inc........................................       34,100          880,206
 *Avaya Inc............................................       74,583          871,689
 Avery Dennison Corp...................................       29,900        1,644,500
 Avon Products, Inc....................................       63,500        2,643,187
 B B & T Corp..........................................      107,100        3,574,462
 Baker Hughes, Inc.....................................       88,500        2,926,031

                                                            SHARES             VALUE+
                                                            ------             ------

 Ball Corp.............................................        7,700   $      299,819
 Bank of America Corp..................................      440,200       17,580,487
 Bank of New York Co., Inc.............................      197,900       10,921,606
 Bank One Corp.........................................      309,900       11,098,294
 Bard (C.R.), Inc......................................       13,700          674,725
 Barrick Gold Corp.....................................      106,200        1,593,000
 Bausch & Lomb, Inc....................................       14,300          626,519
 Baxter International, Inc.............................       78,200        6,769,187
 Bear Stearns Companies, Inc...........................       28,800        1,323,000
 Becton Dickinson & Co.................................       67,900        2,308,600
 *Bed, Bath and Beyond, Inc............................       75,700        1,577,872
 Bellsouth Corp........................................      502,000       20,989,875
 Bemis Co., Inc........................................       14,300          424,531
 *Best Buy Co., Inc....................................       55,200        1,421,400
 *Bethlehem Steel Corp.................................       35,500           79,875
 *Biogen, Inc..........................................       39,700        2,174,816
 Biomet, Inc...........................................       47,600        1,762,687
 Black & Decker Corp...................................       22,300          806,981
 Block (H.&R.), Inc....................................       24,600          865,612
 *BMC Software, Inc....................................       66,100        1,146,422
 Boeing Co.............................................      240,500       16,609,531
 Boise Cascade Corp....................................       15,300          441,787
 *Boston Scientific Corp...............................      108,900        1,402,087
 Briggs & Stratton Corp................................        5,800          215,325
 Bristol Myers Squibb Co...............................      526,900       36,520,756
 *Broadcom Corp........................................       59,700        5,820,750
 *Broadvision, Inc.....................................       71,600        1,622,187
 Brown-Forman Corp. Class B............................       18,400        1,191,400
 Brunswick Corp........................................       23,300          400,469
 Burlington Northern Santa Fe Corp.....................      108,300        2,741,344
 Burlington Resources, Inc.............................       57,700        2,354,881
 C.I.T. Group, Inc. Class A............................       70,300        1,181,919
 *Cabletron Systems, Inc...............................       49,300          776,475
 *Calpine Corp.........................................       75,300        2,673,150
 Campbell Soup Co......................................      112,800        3,764,700
 Capital One Financial Corp............................       52,700        2,941,319
 Cardinal Health, Inc..................................       74,700        7,465,331
 Carnival Corp.........................................      157,900        3,582,356
 Caterpillar, Inc......................................       92,400        3,632,475
 *Cendant Corp.........................................      194,700        1,788,806
 Centex Corp...........................................       15,800          558,925
 CenturyTel, Inc.......................................       37,600        1,323,050
 *Ceridian Corp........................................       38,906          892,406
 Charter One Financial, Inc............................       56,360        1,352,640
 Chase Manhattan Corp..................................      350,600       12,928,375
 Chevron Corp..........................................      174,800       14,311,750
 *Chiron Corp..........................................       49,800        2,037,131
 Chubb Corp............................................       46,900        3,822,350
 CIGNA Corp............................................       42,300        5,573,025
 Cincinnati Financial Corp.............................       43,000        1,573,531
 Cinergy Corp..........................................       42,593        1,360,314
 Circuit City Stores, Inc. (Carmax Group)..............       55,000          697,812
 *Cisco Sytems, Inc....................................    1,901,500       90,974,891
 Citigroup, Inc........................................    1,205,700       60,058,931
 *Citrix Systems, Inc..................................       49,700        1,185,034
 *Clear Channel Communications, Inc....................      156,800        7,918,400
 Clorox Co.............................................       62,800        2,806,375

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 CMS Energy Corp.......................................       32,400   $      901,125
 Coastal Corp..........................................       57,300        4,197,225
 Coca-Cola Co..........................................      663,500       41,551,687
 Coca-Cola Enterprises, Inc............................      112,100        2,459,194
 Colgate-Palmolive Co..................................      153,700        9,029,875
 *Comcast Corp. Class A Special........................      242,600        9,332,519
 Comerica, Inc.........................................       41,850        2,178,816
 Compaq Computer Corp..................................      455,600        9,795,400
 Computer Associates International, Inc................      158,200        4,132,975
 *Computer Sciences Corp...............................       45,100        3,075,256
 *Compuware Corp.......................................       97,800          673,903
 *Comverse Tecnology, Inc..............................       41,900        3,612,566
 Conagra, Inc..........................................      142,800        3,632,475
 *Conexant Systems, Inc................................       61,200        1,245,037
 Conoco, Inc...........................................      166,900        4,182,931
 Conseco, Inc..........................................       87,200          626,750
 Consolidated Edison, Inc..............................       56,900        2,119,525
 *Consolidated Stores Corp.............................       29,700          254,306
 Constellation Energy Group............................       40,150        1,633,603
 *Convergys Corp.......................................       41,300        1,737,181
 Cooper Industries, Inc................................       25,100        1,024,394
 Cooper Tire & Rubber Co...............................       19,500          180,375
 Coors (Adolph) Co. Class B............................        9,900          742,500
 Corning, Inc..........................................      236,300       13,823,550
 *Costco Wholesale Corp................................      119,700        3,908,953
 Countrywide Credit Industries, Inc....................       30,700        1,139,737
 CP&L Energy, Inc......................................       42,700        1,836,100
 Crane Co..............................................       16,300          411,575
 Crown Cork & Seal Co., Inc............................       33,700          136,906
 CSX Corp..............................................       58,700        1,522,531
 Cummins Engine Co., Inc...............................       11,100          391,969
 CVS Corp..............................................      104,500        5,943,437
 Dana Corp.............................................       39,900          668,325
 Danaher Corp..........................................       38,000        2,477,125
 Darden Restaurants, Inc...............................       32,700          862,462
 Deere & Co............................................       62,800        2,555,175
 *Dell Computer Corp...................................      693,400       13,326,281
 Delphi Automotive Systems Corp........................      150,100        2,073,256
 Delta Air Lines, Inc..................................       32,900        1,562,750
 Deluxe Corp...........................................       19,400          452,262
 Devon Energy Corp.....................................       34,100        1,679,425
 Dillards, Inc. Class A................................       25,100          276,100
 *Disney (Walt) Co.....................................      558,700       16,167,381
 Dollar General Corp...................................       88,000        1,259,500
 Dominion Resources, Inc...............................       63,900        3,834,000
 Donnelley (R.R.) & Sons Co............................       32,700          731,662
 Dover Corp............................................       54,500        2,231,094
 Dow Chemical Co.......................................      181,700        5,553,206
 Dow Jones & Co., Inc..................................       23,500        1,329,219
 DTE Energy Co.........................................       38,300        1,453,006
 Duke Power Co.........................................       98,700        8,876,831
 DuPont (E.I.) de Nemours & Co., Inc...................      279,300       11,817,881
 Dynegy Inc............................................       83,000        3,672,750
 Eastman Chemical Co...................................       20,600          889,662
 Eastman Kodak Co......................................       82,300        3,456,600
 Eaton Corp............................................       19,700        1,381,462
 Ecolab, Inc...........................................       34,300        1,489,906
 Edison International..................................       87,200        2,000,150
 El Paso Energy Corp...................................       62,400        3,747,900
 Electronic Data Systems Corp..........................      124,900        6,611,894

                                                            SHARES             VALUE+
                                                            ------             ------

 *EMC Corp. MA.........................................      584,200   $   43,449,875
 Emerson Electric Co...................................      114,600        8,351,475
 Engelhard Corp........................................       34,200          673,312
 Enron Corp............................................      197,900       12,814,025
 Entergy Corp..........................................       59,800        2,459,275
 EOG Resources, Inc....................................       31,200        1,324,050
 Equifax, Inc..........................................       37,900        1,260,175
 Exelon Corp...........................................       86,900        5,757,125
 Exxon Mobil Corp......................................      933,500       82,148,000
 Fannie Mae............................................      270,100       21,337,900
 Federal Home Loan Mortgage Corp.......................      186,400       11,265,550
 *Federated Department Stores, Inc.....................       55,600        1,695,800
 *FedEx Corp...........................................       76,200        3,651,504
 Fifth Third Bancorp...................................      124,450        6,665,853
 First Data Corp.......................................      108,500        5,553,844
 First Union Corp......................................      264,100        6,635,512
 Firstar Corp..........................................      256,900        4,977,437
 FirstEnergy Corp......................................       61,300        1,808,350
 FleetBoston Financial Corp............................      241,800        9,067,500
 Fluor Corp............................................       20,300          740,950
 *FMC Corp.............................................        8,200          556,575
 Ford Motor Co.........................................      507,300       11,541,075
 *Forest Laboratories, Inc.............................       23,800        3,224,900
 Fortune Brands, Inc...................................       42,100        1,215,637
 FPL Group, Inc........................................       47,800        3,166,750
 Franklin Resources, Inc...............................       65,400        2,368,134
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,000          330,562
 Gannett Co., Inc......................................       70,400        3,775,200
 Gap, Inc..............................................      228,000        5,685,750
 *Gateway, Inc.........................................       86,500        1,643,500
 General Dynamics Corp.................................       53,000        4,041,250
 General Electric Co...................................    2,654,200      131,548,787
 General Mills, Inc....................................       76,500        3,146,062
 General Motors Corp...................................      143,500        7,103,250
 Genuine Parts Co......................................       47,000          901,812
 Georgia-Pacific Corp..................................       60,479        1,523,339
 Gillette Co...........................................      282,200        9,559,525
 *Global Crossing, Ltd.................................      235,700        2,916,787
 Golden West Financial Corp............................       42,500        2,488,906
 Goodrich (B.F.) Co....................................       27,300        1,033,987
 Goodyear Tire & Rubber Co.............................       42,000          711,900
 GPU, Inc..............................................       32,600        1,147,112
 Grainger (W.W.), Inc..................................       25,200          921,375
 Great Lakes Chemical Corp.............................       14,000          489,125
 *Guidant Corp.........................................       82,000        4,422,875
 Halliburton Co........................................      119,200        3,978,300
 Harcourt General, Inc.................................       19,623        1,083,975
 Harley-Davidson, Inc..................................       81,100        3,684,981
 *Harrahs Entertainment, Inc...........................       31,300          876,400
 Hartford Financial Services Group, Inc................       60,300        4,266,225
 Hasbro, Inc...........................................       46,200          534,187
 HCA - The Heathcare Company...........................      149,500        6,194,906
 *Healthsouth Corp.....................................      103,400        1,441,137
 Heinz (H.J.) Co.......................................       92,900        4,238,562
 Hercules, Inc.........................................       28,800          547,200
 Hershey Foods Corp....................................       36,800        2,327,600
 Hewlett-Packard Co....................................      534,600       16,906,725
 Hilton Hotels Corp....................................       98,800          926,250
 Home Depot, Inc.......................................      620,600       24,319,762

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       70,500   $      348,094
 Honeywell International, Inc..........................      214,600       10,461,750
 Household International, Inc..........................      126,400        6,304,200
 *Humana, Inc..........................................       44,400          532,800
 Huntington Bancshares, Inc............................       67,310        1,024,374
 Illinois Tool Works, Inc..............................       81,000        4,561,312
 IMS Health, Inc.......................................       79,700        2,231,600
 *Inco, Ltd............................................       48,700          700,062
 Ingersoll-Rand Co.....................................       43,300        1,742,825
 Intel Corp............................................    1,799,100       68,534,466
 International Business Machines Corp..................      471,900       44,122,650
 International Flavors & Fragrances, Inc...............       26,700          498,956
 International Paper Co................................      129,794        4,396,772
 Interpublic Group of Companies, Inc...................       82,600        3,226,562
 ITT Industries, Inc...................................       23,500          782,844
 *JDS Uniphase Corp....................................      250,600       12,576,987
 Jefferson-Pilot Corp..................................       27,700        1,890,525
 Johnson & Johnson.....................................      372,500       37,250,000
 Johnson Controls, Inc.................................       22,900        1,262,362
 *K Mart Corp..........................................      128,800          708,400
 Kaufman & Broad Home Corp.............................       12,900          404,737
 Kellogg Co............................................      108,700        2,676,737
 Kerr-McGee Corp.......................................       25,300        1,538,556
 Keycorp...............................................      115,300        2,875,294
 KeySpan Corporation...................................       36,000        1,372,500
 Kimberly Clark Corp...................................      144,100       10,077,994
 *King Pharmaceuticals, Inc............................       44,400        2,164,500
 *KLA-Tencor Corp......................................       49,700        1,365,197
 Knight Ridder, Inc....................................       20,300        1,044,181
 *Kohls Corp...........................................       88,100        4,718,856
 *Kroger Co............................................      221,400        5,867,100
 Leggett and Platt, Inc................................       52,700          859,669
 Lehman Brothers Holdings, Inc.........................       64,800        3,211,650
 *Lexmark International Group, Inc.....................       34,200        1,573,200
 Lilly (Eli) & Co......................................      302,800       28,368,575
 Limited, Inc..........................................      115,700        2,248,919
 Lincoln National Corp.................................       51,100        2,309,081
 Linear Technology Corp................................       83,500        3,953,203
 Liz Claiborne, Inc....................................       14,400          565,200
 Lockheed Martin Corp..................................      114,400        3,901,040
 Loews Corp............................................       26,500        2,504,250
 Longs Drug Stores Corp................................       10,200          202,725
 Louisiana-Pacific Corp................................       27,900          197,044
 Lowe's Companies, Inc.................................      102,500        4,106,406
 *LSI Logic Corp.......................................       83,200        1,497,600
 Lucent Technologies, Inc..............................      894,700       13,923,769
 *Manor Care, Inc......................................       27,400          465,800
 Marriott International, Inc. Class A..................       64,200        2,660,287
 Marsh & McLennan Companies, Inc.......................       72,900        8,392,612
 Masco Corp............................................      122,500        2,365,781
 Mattel, Inc...........................................      114,300        1,443,037
 *Maxim Integrated Products, Inc.......................       75,900        3,868,528
 May Department Stores Co..............................       79,800        2,239,388
 Maytag Corp...........................................       20,800          595,400
 MBIA, Inc.............................................       26,300        1,811,413
 MBNA Corp.............................................      228,300        8,147,456
 McDermott International, Inc..........................       16,200          145,800
 McDonalds Corp........................................      353,700       11,274,188
 McGraw-Hill Companies, Inc............................       52,400        2,783,750

                                                            SHARES             VALUE+
                                                            ------             ------

 McKesson HBOC, Inc....................................       76,200   $    2,505,075
 Mead Corp.............................................       27,400          724,388
 *Medimmune, Inc.......................................       56,300        2,989,178
 Medtronic, Inc........................................      320,900       17,087,925
 Mellon Financial Corp.................................      130,700        6,126,563
 Merck & Co., Inc......................................      616,200       57,114,038
 *Mercury Interactive Corp.............................       21,500        1,446,547
 Meredith Corp.........................................       13,600          417,350
 Merrill Lynch & Co., Inc..............................      215,300       12,460,488
 MGIC Investment Corp..................................       28,500        1,795,500
 *Micron Technology, Inc...............................      151,200        4,762,800
 *Microsoft Corp.......................................    1,410,200       80,910,225
 Millipore Corp........................................       12,400          545,600
 Minnesota Mining & Manufacturing Co...................      106,100       10,596,738
 Molex, Inc............................................       52,600        2,158,244
 Moody's Corp..........................................       43,400        1,125,688
 Morgan (J.P.) & Co., Inc..............................       42,700        5,756,494
 Morgan Stanley Dean Witter & Co.......................      301,600       19,113,900
 Motorola, Inc.........................................      584,200       11,720,513
 Nabisco Group Holdings Corp...........................       87,500        2,570,313
 *Nabors Industries, Inc...............................       39,100        1,718,054
 National City Corp....................................      162,700        4,026,825
 *National Semiconductor Corp..........................       47,700          885,431
 National Service Industries, Inc......................       10,900          224,131
 *Navistar International Corp..........................       15,900          516,750
 *NCR Corp.............................................       25,800        1,219,050
 *Network Appliance Corp...............................       83,900        4,145,184
 New York Times Class A................................       44,800        1,582,000
 Newell Rubbermaid, Inc................................       71,300        1,385,894
 Newmont Mining Corp...................................       45,058          704,031
 *Nextel Communications Corp. Class A..................      204,000        6,330,375
 *Niagara Mohawk Holdings, Inc.........................       43,000          706,813
 Nicor, Inc............................................       12,300          474,319
 Nike, Inc. Class B....................................       72,400        3,086,050
 NiSource, Inc.........................................       51,976        1,335,134
 *NiSource, Inc. S.A.I.L.S.............................            1                2
 Nordstrom, Inc........................................       34,800          558,975
 Norfolk Southern Corp.................................      102,900        1,479,188
 Nortel Network Corp...................................      800,200       30,207,550
 Northern Trust Corp...................................       59,600        5,138,638
 Northrop Grumman Corp.................................       19,200        1,618,800
 *Novell, Inc..........................................       87,000          463,547
 *Novellus Systems, Inc................................       35,100          912,600
 Nucor Corp............................................       21,700          754,075
 Occidental Petroleum Corp.............................       99,000        2,140,875
 *Office Depot, Inc....................................       81,900          542,588
 Old Kent Financial Corp...............................       36,625        1,423,797
 Omnicom Group, Inc....................................       47,500        3,734,688
 Oneok, Inc............................................        7,800          318,338
 *Oracle Systems Corp..................................    1,508,400       40,019,738
 *Owens-Illinois, Inc..................................       39,100          112,413
 Paccar, Inc...........................................       20,600          977,856
 *Pactiv Corp..........................................       45,300          529,444
 Pall Corp.............................................       33,000          657,938
 *Palm, Inc............................................      151,200        5,476,275
 *Parametric Technology Corp...........................       72,800          812,175
 Parker-Hannifin Corp..................................       30,125        1,165,461
 Paychex, Inc..........................................       99,650        5,795,270
 Penney (J.C.) Co., Inc................................       70,000          673,750

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,500   $      390,688
 *Peoplesoft, Inc......................................       75,100        2,494,728
 Pepsico, Inc..........................................      386,500       17,537,438
 PerkinElmer, Inc......................................       13,300        1,184,531
 Pfizer, Inc...........................................    1,691,750       74,965,672
 PG&E Corp. (Holding Co.)..............................      103,400        2,837,038
 Pharmacia Corp........................................      348,000       21,228,000
 Phelps Dodge Corp.....................................       21,000        1,031,625
 Philip Morris Companies, Inc..........................      603,700       23,053,794
 Phillips Petroleum Co.................................       68,200        3,853,300
 Pinnacle West Capital Corp............................       22,600        1,052,313
 Pitney Bowes, Inc.....................................       68,600        1,993,688
 Placer Dome, Inc......................................       87,700          794,781
 PNC Financial Services Group, Inc.....................       77,200        5,133,800
 Polaroid Corp.........................................       12,000           90,000
 Potlatch Corp.........................................        7,500          234,844
 *Power-One, Inc.......................................       19,800          836,550
 PPG Industries, Inc...................................       46,600        1,942,638
 PPL Corp..............................................       38,700        1,615,725
 Praxair, Inc..........................................       42,500        1,527,344
 Price (T. Rowe) Associates, Inc.......................       32,400        1,177,538
 Procter & Gamble Co...................................      350,200       26,221,225
 Progressive Corp......................................       19,700        1,843,181
 Providian Financial Corp..............................       38,100        3,429,000
 Public Service Enterprise Group, Inc..................       57,600        2,462,400
 Pulte Corp............................................       10,800          417,150
 Quaker Oats Co........................................       35,600        3,094,975
 *QUALCOMM, Inc........................................      199,700       16,032,166
 *Quintiles Transnational Corp.........................       31,000          464,031
 *Qwest Communications International, Inc..............      445,176       16,805,394
 Radioshack Corp.......................................       49,800        2,334,375
 Ralston Purina Group..................................       82,200        2,162,888
 Raytheon Co. Class B..................................       91,200        3,197,700
 *Reebok International, Ltd............................       15,300          326,081
 Regions Financial Corp................................       58,600        1,419,219
 Reliant Energy, Inc...................................       78,900        3,096,825
 Rockwell International Corp...........................       49,700        2,000,425
 Rohm & Haas Co........................................       58,100        1,728,475
 *Rowan Companies, Inc.................................       25,300          502,838
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      574,400       34,284,500
 Russell Corp..........................................        8,700          145,181
 *Ryder System, Inc....................................       15,900          276,263
 *Sabre Holdings Corp..................................       34,522        1,232,004
 Safeco Corp...........................................       34,200          915,919
 *Safeway, Inc.........................................      133,200        7,850,475
 *Saint Jude Medical, Inc..............................       22,450        1,337,178
 Saint Paul Companies, Inc.............................       60,000        3,007,500
 *Sanmina Corp.........................................       40,500        3,090,656
 *Sapient Corp.........................................       31,700          559,703
 Sara Lee Corp.........................................      233,100        5,594,400
 SBC Communications, Inc...............................      908,500       49,910,719
 Schering-Plough Corp..................................      392,400       21,998,925
 Schlumberger, Ltd.....................................      152,600        9,461,200
 Schwab (Charles) Corp.................................      369,800       10,238,838
 Scientific-Atlanta, Inc...............................       42,700        1,724,013
 Seagram Co., Ltd......................................      117,100        5,576,888
 *Sealed Air Corp......................................       22,492          715,527
 Sears, Roebuck & Co...................................       91,800        2,977,992
 Sempra Energy.........................................       54,645        1,335,387

                                                            SHARES             VALUE+
                                                            ------             ------

 Sherwin-Williams Co...................................       43,500   $      948,844
 *Siebel Systems, Inc..................................      111,900        7,815,516
 Sigma-Aldrich Corp....................................       21,600          774,900
 Snap-On, Inc..........................................       15,800          409,813
 *Solectron Corp.......................................      170,700        4,779,600
 Southern Co...........................................      173,800        5,485,563
 SouthTrust Corp.......................................       45,100        1,523,534
 Southwest Airlines Co.................................      133,800        4,223,063
 Springs Industries, Inc. Class A......................        4,850          132,163
 Sprint Corp...........................................      237,100        5,453,300
 *Sprint Corp. (PCS Group).............................      248,800        5,644,650
 Stanley Works.........................................       23,000          619,563
 *Staples, Inc.........................................      121,600        1,463,000
 *Starbucks Corp.......................................       50,000        2,276,563
 Starwood Hotels and Resorts Worldwide, Inc............       52,900        1,692,800
 State Street Corp.....................................       43,300        5,585,700
 Stilwell Financial, Inc...............................       60,100        1,953,250
 Summit Bancorp........................................       46,600        1,732,938
 *Sun Microsystems.....................................      425,000       32,326,563
 Sunoco, Inc...........................................       23,300          646,575
 Suntrust Banks, Inc...................................       80,100        4,070,081
 Supervalu, Inc........................................       35,500          643,438
 Synovus Financial Corp................................       76,100        1,683,713
 Sysco Corp............................................       89,400        4,939,350
 Target Corp...........................................      243,700        7,326,231
 Tektronix, Inc........................................       25,900          613,506
 *Tellabs, Inc.........................................      110,000        5,826,563
 Temple-Inland, Inc....................................       13,700          630,200
 Tenet Healthcare Corp.................................       84,400        3,592,275
 *Teradyne, Inc........................................       46,500        1,397,906
 Texaco, Inc...........................................      147,500        8,564,219
 Texas Corp............................................       70,900        2,831,569
 Texas Instruments, Inc................................      463,200       17,283,150
 Textron, Inc..........................................       38,500        1,949,063
 *Thermo-Electron Corp.................................       46,600        1,351,400
 Thomas & Betts Corp...................................       15,500          226,688
 Tiffany & Co..........................................       38,900        1,329,894
 Time Warner, Inc......................................      354,400       21,972,800
 Timken Co.............................................       16,200          217,688
 TJX Companies, Inc....................................       78,300        2,006,438
 Torchmark Corp........................................       34,200        1,299,600
 Tosco Corp............................................       38,700        1,110,206
 *Toys R Us, Inc.......................................       54,700        1,035,881
 Transocean Sedco Forex, Inc...........................       56,300        2,244,963
 Tribune Co............................................       82,499        3,052,463
 *Tricon Global Restaurants, Inc.......................       39,000        1,404,000
 TRW, Inc..............................................       33,200        1,097,675
 Tupperware Corp.......................................       15,500          282,875
 Tyco International, Ltd...............................      451,600       23,821,900
 U.S. Bancorp..........................................      199,900        4,835,081
 Unilever NV...........................................      153,000        9,495,563
 Union Carbide Corp....................................       36,200        1,563,388
 Union Pacific Corp....................................       66,500        3,092,250
 Union Planters Corp...................................       36,000        1,224,000
 *Unisys Corp..........................................       83,800        1,021,313
 United Technologies Corp..............................      125,400        8,879,888
 Unitedhealth Group, Inc...............................       43,100        5,056,169
 Unocal Corp...........................................       65,200        2,224,950
 UnumProvident Corp....................................       64,500        1,741,500
 USA Education, Inc....................................       41,700        2,413,388

THE U.S. LARGE COMPANY SERIES

CONTINUED


                                                               SHARES          VALUE+
                                                               ------          ------
 *USAir Group, Inc.....................................       17,900   $      690,269
 UST, Inc..............................................       43,500        1,033,125
 USX-Marathon Group, Inc...............................       83,700        2,207,588
 USX-US Steel Group....................................       23,820          339,435
 *Veritas Software Co..................................      107,500       10,484,609
 Verizon Communications, Inc...........................      728,326       40,922,817
 VF Corp...............................................       30,700          826,981
 *Viacom, Inc. Class B.................................      406,300       20,772,088
 Visteon Corp..........................................       35,045          521,294
 Vulcan Materials Co...................................       27,100        1,161,913
 Wachovia Corp.........................................       54,600        2,733,413
 Walgreen Co...........................................      270,800       12,067,525
 Wal-Mart Stores, Inc..................................    1,196,900       62,463,219
 Washington Mutual, Inc................................      144,400        6,561,175
 Waste Management, Inc.................................      166,400        3,983,200
 *Watson Pharmaceuticals, Inc..........................       27,400        1,260,400
 *Wellpoint Health Networks, Inc.......................       16,900        1,822,031
 Wells Fargo Company...................................      441,100       20,924,681
 Wendy's International, Inc............................       30,400          817,000
 Westvaco Corp.........................................       26,950          742,809
 Weyerhaeuser Co.......................................       58,900        2,576,875
 Whirlpool Corp........................................       19,200          751,200
 Willamette Industries, Inc............................       29,300        1,439,363
 Williams Companies, Inc...............................      118,600        4,195,475
 Winn-Dixie Stores, Inc................................       37,700          815,263
 *Worldcom, Inc........................................      769,900       11,524,441
 Worthington Industries, Inc...........................       23,000          211,313
 *WR Grace & Co........................................       17,900           41,394
 Wrigley (Wm.) Jr. Co..................................       30,600        2,778,863
 XCEL Energy, Inc......................................       91,085        2,482,066
 Xerox Corp............................................      178,600        1,239,038
 *Xilinx, Inc..........................................       88,100        3,438,653
 *Yahoo! Inc...........................................      147,000        5,811,094
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,359,693,418)................................                 3,105,021,768
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $28,139,475) to be
   repurchased at $27,727,613.
   (Cost $27,723,000)..................................   $   27,723       27,723,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,387,416,418)++....................................                $3,132,744,768
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,423,957,218.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $3,132,745
Collateral for Securities Loaned............................      10,482
Cash........................................................       1,557
Receivables:
  Dividends and Interest....................................       4,271
  Investment Securities Sold................................       2,655
  Fund Shares Sold..........................................       1,283
Prepaid Expenses and Other Assets...........................          16
                                                              ----------
    Total Assets............................................   3,153,009
                                                              ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................      10,482
  Investment Securities Purchased...........................       2,673
  Fund Shares Redeemed......................................         462
  Futures Margin Variation..................................         286
Accrued Expenses and Other Liabilities......................         294
                                                              ----------
    Total Liabilities.......................................      14,197
                                                              ----------

NET ASSETS..................................................  $3,138,812
                                                              ==========

Investments at Cost.........................................  $2,387,416
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...............................................         $  37,092
    Interest................................................               676
    Income from Securities Lending..........................                27
                                                                     ---------
        Total Investment Income.............................            37,795
                                                                     ---------

EXPENSES
    Investment Advisory Services............................               805
    Accounting & Transfer Agent Fees........................               483
    Custodian Fees..........................................               165
    Legal Fees..............................................                38
    Audit Fees..............................................                45
    Shareholders' Reports...................................                55
    Trustees' Fees and Expenses.............................                35
    Other...................................................               202
                                                                     ---------
        Total Expenses......................................             1,828
                                                                     ---------
    NET INVESTMENT INCOME...................................            35,967
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Net Realized Loss on Investment Securities Sold.........           (23,065)
    Net Realized Loss on Futures............................            (1,770)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.................................          (166,154)
      Futures...............................................              (881)
                                                                     ---------
    NET LOSS ON INVESTMENT SECURITIES.......................          (191,870)
                                                                     ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(155,903)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   35,967        $   28,330
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (23,065)            8,219
    Net Realized Loss on Futures............................             (1,770)               --
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.................................           (166,154)          351,120
      Futures...............................................               (881)               --
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (155,903)          387,669
                                                                     ----------        ----------

Transactions in Interest:
    Contributions...........................................            798,812         1,037,766
    Withdrawals.............................................           (279,159)         (207,547)
                                                                     ----------        ----------
        Net Increase from Transactions in Interest..........            519,653           830,219
                                                                     ----------        ----------
        Total Increase......................................            363,750         1,217,888
NET ASSETS
    Beginning of Period.....................................          2,775,062         1,557,174
                                                                     ----------        ----------
    End of Period...........................................         $3,138,812        $2,775,062
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    YEAR        YEAR        YEAR       YEAR       YEAR
                   ENDED       ENDED       ENDED       ENDED      ENDED
                  NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                    2000        1999        1998       1997       1996
                 ----------  ----------  ----------  ---------  ---------
Net Asset
  Value,
  Beginning of
  Period (1)...         N/A         N/A         N/A       N/A   $  13.48
                 ----------  ----------  ----------  --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  (1)
  Net
    Investment
    Income.....          --          --          --        --       0.15
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...          --          --          --        --       1.41
                 ----------  ----------  ----------  --------   --------
  Total from
    Investment
  Operations...          --          --          --        --       1.56
                 ----------  ----------  ----------  --------   --------
LESS
  DISTRIBUTIONS
  (1)
  Net
    Investment
    Income.....          --          --          --        --      (0.16)
  Net Realized
    Gains......          --          --          --        --      (0.08)
                 ----------  ----------  ----------  --------   --------
  Total
  Distributions...         --         --         --        --      (0.24)
                 ----------  ----------  ----------  --------   --------
Net Asset
  Value, End of
  Period (1)...         N/A         N/A         N/A       N/A   $  14.80
                 ==========  ==========  ==========  ========   ========
Total Return
  (1)..........         N/A         N/A         N/A       N/A      11.60%#

Net Assets, End
  of Period
 (thousands)...  $3,138,812  $2,775,062  $1,557,174  $822,493   $466,441
Ratio of
  Expenses to
  Average Net
  Assets.......        0.06%       0.06%       0.06%     0.07%      0.12%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......        1.12%       1.27%       1.47%     1.75%      2.12%
Portfolio
  Turnover
  Rate.........           8%          4%          9%        4%        14%

--------------

#   Non-annualized

N/A Not applicable as The U.S. Large Company Series is organized as a partnership

(1) These items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the series reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The U.S. Large Company Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the Portfolio.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

    Purchases...............................................  $740,961
    Sales...................................................   239,247

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................  $ 975,186
    Gross Unrealized Depreciation...........................   (266,398)
                                                              ---------
        Net.................................................  $ 708,788
                                                              =========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    Futures Contracts: During the year ended November 30, 2000, The U.S. Large Company Series (Large Company) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2000, Large Company had outstanding 83 long futures contracts on the S&P 500 Index, all of which expire on December 15, 2000. The value of such contracts on November 30, 2000 was $27,421,125, which resulted in an unrealized loss of $881,500.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

    WEIGHTED       WEIGHTED     NUMBER OF   INTEREST    MAXIMUM AMOUNT
     AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING THE
  INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED        PERIOD
  -------------  ------------  -----------  --------  -------------------
      6.58%       $6,316,447       47       $54,233       $22,594,000

    The U.S. Large Company Series had no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $9,866,550, the related collateral cash received was $10,481,611 and the value of collateral on overnight repurchase agreements was $10,763,504.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF

THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company
Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 12, 2001